Segment Reporting (Details Narrative)	9 Months Ended	12 Months Ended
	Sep. 30, 2025 Integer	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024 Integer	Dec. 31, 2023 Integer
Segment Reporting [Abstract]
Number of reportable segments	3			2
Number of operating segments	3		2	2	1
Segment Reporting, CODM, Individual Title and Position or Group Name [Extensible Enumeration]	Chief Executive Officer [Member]
Segment reporting, CODM, profit (loss) measure, how used, description	Segment revenue and gross profit are determined on the same basis as consolidated revenue and consolidated gross profit as shown in the Company’s consolidated statements of operations. Segment adjusted EBITDA is defined as revenue less the following expenses associated with each segment: cost of revenue, people, marketing and advertising, technology, and other segment expenses. Segment adjusted EBITDA excludes certain non-cash items or items that management does not consider reflective of ongoing core operations.	Segment revenue and gross profit are determined on the same basis as consolidated revenue and consolidated gross profit as shown in the Company’s consolidated statements of operations. Segment adjusted EBITDA is defined as revenue less the following expenses associated with each segment: cost of revenue, people, marketing and advertising, technology, and other segment expenses. Segment adjusted EBITDA excludes certain non-cash items or items that management does not consider reflective of ongoing core operations.